Other Receivables and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other Receivables and Prepaid Expenses [Abstract]
Summary of Other Receivables and Prepaid Expenses
	December 31	December 31
	2021	2020
	USD thousands	USD thousands

Prepaid expenses	2,121	150
Government institutions	312	56
Other	250	-

	2,683	206